Intangible Assets and Goodwill - Summary of Intangible Assets and Goodwill (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Additions of intangible assets under development	$ 6,768	$ 6,455
Transfer from intangible assets under development	$ 5,237	$ 7,760